Condensed Consolidated Interim Statements of Financial Position (Unaudited) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash	$ 22,571,059	$ 6,252,409
Receivables	1,129,974	573,390
Inventory	2,576,266	1,532,263
Prepaids and Deposits	1,324,529	724,513
Total current assets	27,601,828	9,082,575
Equipment	480,729	529,542
Intangible assets	40,627	45,141
Investments	28,571	14,286
Receivable		156,200
Right of use assets	300,980	372,344
TOTAL ASSETS	28,452,735	10,200,088
Current Liabilities
Trade payables and accrued liabilities	2,570,010	2,399,187
Customer deposits	188,423	466,295
Deferred income	80,106	18,542
Derivative liability	2,220,610	2,198,121
Lease liabilities	158,250	154,147
Total current liabilities	5,217,399	5,236,292
Non-current Liabilities
Deferred Income	55,208	68,139
Lease liabilities	194,597	273,874
TOTAL LIABILITIES	5,467,204	5,578,305
SHAREHOLDERS’ EQUITY (DEFICIT)
Share capital	135,789,762	110,742,984
Reserves – share-based payments	8,223,463	7,698,304
Reserves - warrants	4,751,585	3,776,428
Accumulated deficit	(125,652,815)	(117,465,829)
Accumulated other comprehensive income	(126,464)	(130,104)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	22,985,531	4,621,783
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	$ 28,452,735	$ 10,200,088